STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Stock Option Plan
13. Stock option plan

The Company’s Board of Directors has approved the 2008 Stock Plan (the “Plan”). Under the Plan, the Board of Directors may grant up to 10,742,127 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options generally have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant dates to four years.

	Outstanding Options Common
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – January 14, 2008 (date of inception)	—	—	—	—
Shares added to plan	6,085,136	—	—	—
Balance – December 31, 2008	6,085,136	—	—	—
Balance – December 31, 2009	6,085,136	—	—	—
Shares added to plan	4,656,991	—	—	—
Options granted	(3,206,494)	3,206,494	0.01	—
Balance – December 31, 2010	7,535,633	3,206,494	0.01	9.2
Options granted (weighted-average fair value of $0.0237)
Employee	(4,610,442)	4,610,442	0.01	—
Non-Employee	(3,601,407)	3,601,407	0.01	—
Cancelled shares	2,212,092	(2,202,171)	—	—
Options Exercised	—	(7,532,454)	0.01	—
Balance – December 31, 2011	1,535,876	1,683,718	0.01	8.0
Options granted (weighted-average fair value of $0.xxx
Employee	—	—	—	—
Non-Employee	—	—	—	—
Cancelled shares	—	—	—	—
Options Exercised	—	—	—	—
Balance – December 31, 2011	1,535,876	1,683,718	0.01	7.0
Common shares equivalents	—	—	—	—

Options vested December 31, 2012	7,311,996
Options vested and expected to vest December 31, 2012	7,951,362

In July, 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan. The purposes of this Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. Certain current and former Management, Employees, Advisors and Directors were awarded a total of 1,248,000 options to purchase Series B Preferred shares on July 15, 2012, and an additional 1,200,000 options on November 4, 2012. These options currently vest over four years and cannot be converted into common or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of the Series B Preferred stock converts into fifty shares of common stock

	Outstanding Options Preferred
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance – December 31, 2012	—	—	—	—
Shares added to the plan	2,500,000
Options granted (weighted-average fair value of $0.0237)
Employee	(2,287,500)	2,287,500	0.4742	9.5
Non-Employee	(160,500)	160,500	0.225	9.8
Balance – December 31, 2012	52,000	2,448,000	0.4578	9.6

Options vested December 31, 2012	805,000
Options vested and expected to vest December 31, 2012	2,448,000

Stock-based compensation expense for all plans for the years ended December 31, 2012 and 2011, and the period from January 14, 2008 (date of inception) to December 31, 2012, is classified in the statements of operations as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	From January 14, 2008 (Inception) to December 31, 2012
Research and development	$101,566	$535,931	$642,043
General and administrative	282,038	120,321	423.018
Total	$383,604	$656,252	$1,065,061

At December 31, 2012, there was a total of $704,553 of unrecognized compensation cost — net of estimated forfeitures, related to non-vested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.0 years.

The fair value of the Company’s stock-based awards during the year ended December 31, 2012, and the period from January 14, 2008 (date of inception) to December 31, 2012, was estimated using the following weighted-average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Weighted-average volatility	108.0%	71.0%
Weighted-average expected term	5	5
Expected dividends	None	None
Risk-free investment rate	0.5%	2.3%